Fair value measurement - Certain Items on Recurring Basis (Details) - Assets measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,740	$ 2,029
Non-agency RMBS | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	86.00%	86.00%
Non-agency RMBS | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%	2.00%
Non-agency RMBS | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	6.00%	7.00%
Non-agency RMBS | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	6.00%	5.00%
Non-agency RMBS | 2008-2023
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,487	$ 1,728
Non-agency RMBS | 2008-2023 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-agency RMBS | 2008-2023 | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2008-2023 | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2008-2023 | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2008-2023 | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2007 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 253	$ 301
Non-agency RMBS | 2007 and earlier | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	5.00%	5.00%
Non-agency RMBS | 2007 and earlier | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	13.00%	13.00%
Non-agency RMBS | 2007 and earlier | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	1.00%	1.00%
Non-agency RMBS | 2007 and earlier | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	40.00%	45.00%
Non-agency RMBS | 2007 and earlier | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	41.00%	36.00%
Non-agency commercial MBS | 2009-2023 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,935	$ 2,977
Non-agency commercial MBS | 2009-2023 | AAA/ AA- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-agency commercial MBS | 2009-2023 | A+/ A- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2023 | BBB+/ BBB- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2023 | BB+ and lower | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2023 | Not Rated | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 6,334	$ 5,758
Foreign covered bonds | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,473	$ 2,384
Foreign covered bonds | Canada | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Canada | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,035	$ 1,215
Foreign covered bonds | UK | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | UK | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 689	$ 696
Foreign covered bonds | Australia | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Australia | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 664	$ 542
Foreign covered bonds | Germany | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Germany | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,473	$ 921
Foreign covered bonds | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Other | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,336	$ 1,354
Non-U.S. government, excluding suprantional | Canada | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	95.00%	92.00%
Non-U.S. government, excluding suprantional | Canada | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	5.00%	8.00%
Non-U.S. government, excluding suprantional | Canada | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Canada | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Canada | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | UK
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,316	$ 2,225
Non-U.S. government, excluding suprantional | UK | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | UK | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | UK | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | UK | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | UK | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Belgium
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 511	$ 9
Non-U.S. government, excluding suprantional | Belgium | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Belgium | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Belgium | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Belgium | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Belgium | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,658	$ 3,103
Non-U.S. government, excluding suprantional | Germany | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Germany | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Germany | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Germany | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Germany | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,562	$ 1,905
Non-U.S. government, excluding suprantional | France | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | France | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | France | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | France | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | France | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 410	$ 475
Non-U.S. government, excluding suprantional | Japan | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Japan | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Japan | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Japan | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Japan | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Norway
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 374	$ 427
Non-U.S. government, excluding suprantional | Norway | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Norway | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Norway | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Norway | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Norway | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 334	$ 416
Non-U.S. government, excluding suprantional | Netherlands | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Netherlands | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Netherlands | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Netherlands | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Netherlands | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Singapore
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 302	$ 797
Non-U.S. government, excluding suprantional | Singapore | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Singapore | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Singapore | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Singapore | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Singapore | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 293	$ 214
Non-U.S. government, excluding suprantional | Spain | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Spain | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	17.00%	40.00%
Non-U.S. government, excluding suprantional | Spain | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	83.00%	60.00%
Non-U.S. government, excluding suprantional | Spain | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Spain | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Finland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 282	$ 194
Non-U.S. government, excluding suprantional | Finland | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Finland | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Finland | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Finland | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Finland | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,348	$ 1,486
Non-U.S. government, excluding suprantional | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	70.00%	64.00%
Non-U.S. government, excluding suprantional | Other | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	3.00%	2.00%
Non-U.S. government, excluding suprantional | Other | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	17.00%	26.00%
Non-U.S. government, excluding suprantional | Other | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	10.00%	8.00%
Non-U.S. government, excluding suprantional | Other | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 7,656	$ 7,734
Supranational | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Supranational | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Supranational | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Supranational | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Supranational | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Total non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 18,382	$ 20,339
Total non-U.S. government | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	94.00%	93.00%
Total non-U.S. government | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	3.00%	3.00%
Total non-U.S. government | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%	3.00%
Total non-U.S. government | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	1.00%	1.00%
Total non-U.S. government | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Carrying amount | Non-U.S. government, excluding suprantional | Brazil
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 140	$ 123